Note 16 - Financial Instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
16.	Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable, other receivables, derivatives and due from related companies. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable and accrued expenses.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long term bank loans. Under the terms of the interest rate swaps the Company and HSBC agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swap allows the Company to convert long-term bank loans issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, as noted in Note
14
they do
not
qualify for hedge accounting, under the guidance relating to Derivatives and Hedging, as the Company does not
have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of the derivative in the "Gain on derivatives, net" in the consolidated statements of operations. As of
December 31, 2018,
the Company had
two
open interest rate swap contracts for a notional amount of
$10.0
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not
require collateral for its trade accounts receivable.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

The fair value of the Company’s investment in FFA contract is determined based on quoted prices in active markets and therefore are considered Level
1
of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair values of the interest rate swaps determined through Level
2
of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2018
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current and long term portion	$5,680	-	$5,680	-
FFA contract, long term portion	$49,350	$49,350	-	-

	Fair Value Measurement as of December 31, 2017
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current and long term portion	$51,453	-	$51,453	-

The estimated fair values of the Company’s financial instruments such as cash and cash equivalents and restricted cash approximate their individual carrying amounts as of
December 31, 2017
and
2018,
due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company’s total borrowings approximates
$63.8
million as of
December 31, 2018
or
$0.1
million less than its carrying value of
$63.9
million. The fair value of the long term borrowings are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair values of the long-term bank loans are considered Level
2
items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR.